Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes
The components of our income or (loss) before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Country of domicile	$(44,358)	$(31,348)	$(15,522)
Foreign	(19,651)	19,918	3,543
	$(64,009)	$(11,430)	$(11,979)

Schedule of Components of Provision (Benefit) for Income Taxes
The components of the provision (benefit) for income taxes are as follows:

	For the Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Country of domicile	$—	$—	$—
Foreign	5,456	2,180	1,230
Reserves	6,033	2,367	1,904
Total current	$11,489	$4,547	$3,134
Deferred
Country of domicile	$—	$—	$—
Foreign	(14,324)	(1,608)	6,112
Reserves	—	869	(5,475)
Total deferred	$(14,324)	$(739)	$637
Total provision (benefit)	$(2,835)	$3,808	$3,771

Schedule of Reconciliation Between Statutory and Effective Tax Rates
A reconciliation between the statutory income tax rates of our country of domicile and our effective tax rates as a percentage of income (loss) before income taxes is as follows:

	For the Year Ended December 31,
	2012	%	2011	%	2010	%
	(in thousands, except percentages)
Tax at country of domicile statutory rate	$—	—%	$(1,445)	(12.5)%	$(3,354)	(28.0)%
Foreign earnings at other than country of domicile statutory rates	(2,612)	4.1	(5,985)	(50.6)	(339)	(2.8)
Unrecognized tax Benefits	6,374	(10.0)	2,503	21.7	3,853	32.2
Rate changes	(23)	—	(250)	(2.2)	17	0.1
Permanent items	4,156	(6.5)	5,668	47.8	14	0.1
Deferred tax true-ups	(11,109)	17.3	1,929	16.7	—	—
Valuation allowance	379	(0.6)	1,388	12.0	3,580	29.9
	$(2,835)	4.3%	$3,808	32.9%	$3,771	31.5%

Schedule of Components of Current and Long-term Deferred Tax Assets and Liabilities
The components of the current and long-term deferred tax assets and liabilities, net, consist of the following:

	As of December 31,
	2012	2011
	(in thousands)
Current deferred tax assets:
Accrued expenses (including amounts subject to settlement) and allowances	$4,269	$6,400
Other	—	526
Total current deferred tax assets	4,269	6,926
Non-current deferred tax assets:
Depreciable assets	(401)	(2,083)
Net operating losses	17,874	14,208
Other	3,632	547
Total non-current deferred tax assets	21,105	12,672
Total deferred tax assets	25,374	19,598
Valuation allowance	(14,201)	(13,382)
Non-current deferred tax assets, net	11,173	6,216
Current deferred tax liabilities:
Accrued revenues	(2,628)	(6,186)
Non-current deferred tax liabilities:
Intangible assets	(6,139)	(10,180)
Deferred tax assets (liabilities), net	$2,406	$(10,150)

Schedule of Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	As of December 31,
	2012	2011
	(in thousands)
Balance as of January, 1	$11,989	$7,641
Gross increases — current year tax positions	6,376	3,375
Gross increases — prior year tax positions	187	1,904
Gross decreases — current year tax positions	(1,365)	(931)
Balance as of December 31	$17,187	$11,989